INCOME TAX	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
INCOME TAX

Note 17. INCOME TAX

The Company did not have a provision for income taxes (current or deferred tax expense) for tax years ended December 31, 2022 and 2021. The following is a reconciliation of the expected tax expense (benefit) at the U.S. statutory rate 21% to the actual tax expense (benefit) reflected in the accompanying statement of operations:

	Year Ended December 31,
	2022	2021

Provision/(benefit) at statutory rate	$(697,766)	(380,647)
State tax provision/(benefit) net of federal benefit	(165,565)	(50,719)
Change in valuation allowance	929,300	400,532
Change in tax rate	(19,027)	7,150
Other	(46,942)	23,684
Income tax provision/(benefit)	$-	$-

As of December 31, 2022 and 2021, the Company’s deferred tax assets and liabilities consisted of the effects of temporary differences attributable to the following:

	Year Ended December 31,
	2022	2021
Deferred tax assets (liabilities):
NOL & AMT credit carryforward	$1,586,187	$913,063
Accrued expenses and deferred Income	-	2,541
Charitable contribution	-	69
Fixed assets	(15,414)	20,550
Intangible assets	434,547	196,209
ASC 842 - Lease Accounting	44,485	(11,927)
Total net deferred tax assets	2,049,805	1,120,505

Valuation allowance	(2,049,805)	(1,120,505)
Net deferred tax assets	$-	$-

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the positive and negative evidence available, management has determined that a valuation allowance is required at December 31, 2022 and 2021 to reduce the deferred tax assets to amounts that are more likely than not to be realized. The Company’s valuation increased by approximately $1.2 million from $930,000 for the tax year ended December 31, 2022. Should the factors underlying management’s analysis change, future valuation adjustments to the Company’s net deferred tax assets may be necessary.

At December 31, 2022 the Company had U.S. federal and state net operating loss carryforwards (“NOLS”) of $6,206,000 and $6,177,000, respectively. Tax Cuts and Jobs Act (TCJA) allows NOLs incurred in tax years beginning in 2018 to be carried forward indefinitely subject to 80% of taxable income. Florida net operating losses generated in taxable years beginning after December 31, 2017, are carried forward indefinitely until used and never expire. New York and New Jersey net operating loss expire after twenty years.

On August 16, 2022, the Inflation Reduction Act of 2022 (“IRA”) was signed into law. Among other provisions, the IRA includes a 15% corporate alternative minimum tax on applicable corporations and 1% excise tax on stock repurchases made after December 31, 2022. The IRA is not expected to have an impact on the consolidated financial statements.

The Company had no uncertain tax positions as of December 31, 2022, and 2021.

The Company files a federal income tax return and income tax returns in various state tax jurisdictions and the Company is generally no longer subject examinations by federal and state tax authorities for years before 2019.

Greens Natural Foods, Inc. [Member]
INCOME TAX

NOTE 10 – INCOME TAXES

S-Corporation

Dean’s Natural Food Market of Shrewsbury, Inc. has elected to be treated as an S Corporation for federal and state income tax purposes.

Green’s Natural Foods, Inc. was treated as an S Corporation until December 30, 2020, when it was purchased and became a Qualified Subsidiary under Hudson Equity Partners, LLC.

No provision has been made for federal income taxes since S Corporations are not taxable entities. Individual partners/shareholders report their share of taxable income or loss in their personal tax returns.

C-Corporation

Dean’s Natural Food Market, Inc. is a C Corporation for federal income tax purposes.

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities, their respective tax bases, and tax operating loss and credit carry forwards.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Deferred tax assets are subject to valuation allowances if, based on all available evidence, management determines that it is more likely than not that some position or all of the deferred tax assets and liabilities will not be realized.

The financial impact of Dean’s Natural Food Market, Inc. deferred, and current income taxes is not considered material as of the period ended September 30, 2022.

Limited Liability Companies

Dean’s Natural Food Market of Basking Ridge, LLC, Dean’s Natural Food Market of Chester, LLC, and Dean’s Natural Holdings, LLC have elected to be treated as single-member limited liability companies for federal and state income tax purposes with all income tax liabilities and/or benefits of the entities being passed through to its members. As such, there is no recognition of federal or state income taxes for each of these entities. Any uncertain tax position taken by the member is not an uncertain position of the entities.

In accordance with the LLC agreements, the term of the Company is indefinite with termination determined by the Member. The LLC agreements indicate that the Member shall not have any liability for the obligations of the Company, except to the extent expressly mandated by law.

The Company has evaluated any uncertain tax positions and related income tax contingencies and determined uncertain positions, if any, are not material to the financial statements. Penalties and interest assessed by income taxing authorities are included in operating expenses, if incurred. None of the Company’s current returns are under examination.